Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	Sep. 30, 2024	Sep. 30, 2023
Statement of cash flows [abstract]
Cash and cash equivalents	€ 7,008	€ 7,148
Bank overdrafts	165	117
Cash and cash equivalents included within assets held for sale	€ 28	€ 0